Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,693,659.06
Previously Paid Amount	23,158.46
Total Fee Amount	23,158.46
Total Offset Amount	0.00
Net Fee	$ 0.00